Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Class A common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock issued (in shares)	65,855,000	91,674,000
Common stock outstanding (in shares)	65,855,000	91,674,000
Class C common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	25,000,000	25,000,000
Common stock issued (in shares)	21,513,000	21,747,000
Common stock outstanding (in shares)	21,513,000	21,747,000